Revenue	6 Months Ended
Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended 31 December
	2020 £’000	2019 £’000
UK	85,226	76,524
North America	58,391	47,177
Europe	52,197	40,910
Rest of the world	4,551	3,641
Total	200,365	168,252
The Group's revenue by industry sector is as follows:

	Six months Ended 31 December
	2020 £’000	2019 £’000
Payments and Financial Services	99,148	89,070
TMT	56,593	41,720
Other	44,624	37,462
Total	200,365	168,252